Employee Benefit Plans (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements By Level [Line Items]
Total	$ 344,335,000	$ 260,260,000
Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	85,448,000	64,828,000
Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	102,000	103,000
Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	2,502,000	4,815,000
Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	5,628,000	7,794,000
U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	30,337,000	13,003,000
U S Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	220,318,000	169,717,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements By Level [Line Items]
Total	30,239,000	17,473,000
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	(2,102,000)	98,000
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	102,000	103,000
Fair Value, Inputs, Level 1 [Member] | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	1,902,000	4,269,000
Fair Value, Inputs, Level 1 [Member] | U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	30,337,000	13,003,000
Significant Observable Inputs (Level 2)
Fair Value Measurements By Level [Line Items]
Total	314,096,000	242,787,000
Significant Observable Inputs (Level 2) | Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	87,550,000	64,730,000
Significant Observable Inputs (Level 2) | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	600,000	546,000
Significant Observable Inputs (Level 2) | Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	5,628,000	7,794,000
Significant Observable Inputs (Level 2) | U S Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	$ 220,318,000	$ 169,717,000